Jan. 3, 2006

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      AXP Global Series, Inc.

             RiverSource Global Bond Fund (formerly AXP Global Bond Fund)

             RiverSource Global Technology Fund (formerly AXP Global Technology
             Fund)

             RiverSource Emerging Markets Fund (formerly AXP Threadneedle Emerging Markets Fund)

             RiverSource Global Balanced Fund (formerly AXP Threadneedle Global Balanced Fund)

             RiverSource Global Equity Fund (formerly AXP Threadneedle Global Equity Fund)

         Post-Effective Amendment No. 45
         File No.  33-25824/811-5696

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 45 (Amendment). This Amendment was filed electronically on Dec. 20, 2005.

If you have any questions or concerns regarding this filing, please contact Anna Butskaya at (612) 671-4993 or me at 612-671-4321.


Sincerely,

/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.